Investment Objectives and Goals - Center Coast Brookfield Midstream Focus Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Center Coast Brookfield Midstream Focus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Center Coast Brookfield Midstream Focus Fund (the “Fund”) seeks maximum total return with an emphasis on providing cash distributions to shareholders.